Financial assets (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jan. 02, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	€ 112,947		€ 125,618	€ 125,458
Non-trading financial assets mandatorily at fair value through profit or loss	5,263		4,672
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	48,043		42,075	34,782
Financial assets measured at fair value through other comprehensive income	120,831		126,353
Financial assets at amortised cost	922,948		909,409
Financial assets available-for-sale				133,271
Loans and receivables				903,013
Held-to-maturity investments				13,491
Interest income	1,345	€ 2,165
Derivatives
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	55,997		57,243	57,243
Equity instruments
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	17,670		21,353	21,353
Non-trading financial assets mandatorily at fair value through profit or loss	2,956		2,584
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently				933
Financial assets measured at fair value through other comprehensive income	2,766		3,169
Financial assets available-for-sale				4,790
Debt instruments
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	27,005		36,554	36,351
Non-trading financial assets mandatorily at fair value through profit or loss	2,018		1,792
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	2,912		3,286	3,485
Financial assets measured at fair value through other comprehensive income	116,520		122,077
Financial assets at amortised cost	39,524		35,772
Financial assets available-for-sale				128,481
Loans and receivables				17,543
Held-to-maturity investments				13,491
Loans and advances
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	12,275		10,468	10,511
Non-trading financial assets mandatorily at fair value through profit or loss	289		296
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	45,131		38,789	30,364
Financial assets measured at fair value through other comprehensive income	1,545		1,107
Financial assets at amortised cost	883,424		€ 873,637
Loans and receivables				885,470
Loans and advances - Central banks
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	8,989
Financial assets at amortised cost	15,377
Loans and receivables				26,278
Loans and advances - Credit institutions
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	7,172			1,696
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	16,142			9,889
Financial assets at amortised cost	32,892
Loans and receivables				39,567
Loans and advances - Customers
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	5,103			8,815
Non-trading financial assets mandatorily at fair value through profit or loss	289
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	20,000			20,475
Financial assets measured at fair value through other comprehensive income	1,545
Financial assets at amortised cost	€ 835,155
Loans and receivables				€ 819,625